Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other current liabilities
Professional service fee	¥ 4,885		¥ 5,643
Advertising expense payables	14,370		13,728
Promotional expense payables	3,577		4,571
Others	2,833		3,371
Total	¥ 25,665	$ 3,832	¥ 27,313